SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, as reported on the balance sheets	$ 11,571	$ 23,236	$ 11,132	$ 15,598
Restricted cash, as reported on the balance sheets	792	618	584	576
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 12,363	$ 23,854	$ 11,716	$ 16,174	$ 1,841	$ 13,609